CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - SEK (kr) kr in Millions		3 Months Ended			12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2017
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Interest revenues		kr 1,056	kr 1,019	kr 886	kr 3,896
Interest expenses		(674)	(614)	(456)	(2,213)
Net interest revenues		382	405	430	1,683
Net fee and commission expense		(5)	(7)	(6)	(28)
Net results of financial transactions		(59)	41	6	(102)
Total operating income		318	439	430	1,553
Personnel expenses		(79)	(85)	(79)	(320)
Other administrative expenses		(56)	(61)	(60)	(232)
Depreciation and impairment of non-financial assets		(8)	(10)	(11)	(45)
Total operating expenses		(143)	(156)	(150)	(597)
Operating profit before net credit losses		175	283	280	956
Net credit losses			58	(23)	51
Net credit losses for IFRS 9		5
Operating profit		180	341	257	1,007
Tax expenses		(44)	(78)	(61)	(235)
Net profit		136	263	196	772
Items to be reclassified to profit or loss
Available-for-sale securities	[1]		(5)	(8)	(33)
Derivatives in cash-flow hedges	[1]	(6)	(12)	(29)	(91)
Tax on items to be reclassified to profit or loss		1	3	8	27
Net items to be reclassified to profit or loss		(5)	(14)	(29)	(97)
Items not to be reclassified to profit or loss
Own credit risk	[1]	71
Revaluation of defined benefit plans	[1]	(11)	(9)	4	(4)
Tax on items not to be reclassified to profit or loss		(13)	2	(1)	1
Net items not to be reclassified to profit or loss		47	(7)	3	(3)
Total other comprehensive income		42	(21)	(26)	(100)
Total comprehensive income	[2]	kr 178	kr 242	kr 170	kr 672
Basic earnings per share (in dollars per share)	[3]	kr 34	kr 66	kr 49	kr 193
Diluted earnings per share (in dollars per share)	[3]	kr 34	kr 66	kr 49	kr 193

[1]	See the Consolidated Statement of Changes in Equity.
[2]	The entire profit is attributable to the shareholder of the Parent Company
[3]	Net profit divided by average number of shares, which amounts to 3,990,000 for each period.